UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (47.4%)
$11,000	ABN Amro Securities LLC, (dated 09/30/14; proceeds $11,000,006; fully collateralized by various U.S. Government agency securities, 2.59% - 4.58% due 12/20/41 - 10/20/62; valued at $11,330,000)	0.02%		10/01/14	$11,000,000
500	ABN Amro Securities LLC, (dated 09/15/14; proceeds $500,113; fully collateralized by various Common Stocks; valued at $525,036) (Demand 10/07/14)	0.27	(a)	10/15/14	500,000
500	Barclays Capital, Inc., (dated 09/15/14; proceeds $501,008; fully collateralized by various Common Stocks and a Convertible Bond, 2.75% due 04/01/19; valued at $528,485) (Demand 10/01/14)	0.66	(a)	01/03/15	500,000
9,370	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $9,370,000; fully collateralized by various U.S. Government agency securities, 1.63% - 4.50% due 01/20/35 - 03/20/44; valued at $9,651,101)	0.00		10/01/14	9,370,000
3,000	BNP Paribas Securities Corp., (dated 09/30/14; proceeds $3,000,015; fully collateralized by various Common Stocks and Preferred Stocks; valued at $3,150,018)	0.18		10/01/14	3,000,000
1,500	Credit Suisse Securities USA, (dated 09/17/14; proceeds $1,500,793; fully collateralized by a Corporate Bond, 6.50% due 10/01/20; valued at $1,594,874)	0.63		10/17/14	1,500,000
750	ING Financial Markets LLC, (dated 09/30/14; proceeds $750,003; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $791,082)	0.13		10/01/14	750,000
250	ING Financial Markets LLC, (dated 09/15/14; proceeds $250,044; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $267,257) (Demand 10/07/14)	0.21	(a)	10/15/14	250,000
250	ING Financial Markets LLC, (dated 09/18/14; proceeds $250,042; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $267,257) (Demand 10/07/14)	0.21	(a)	10/17/14	250,000
750	ING Financial Markets LLC, (dated 09/30/14; proceeds $750,005; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $791,082)	0.26		10/01/14	750,000
100	ING Financial Markets LLC, (dated 09/09/14; proceeds $100,028; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $106,903) (Demand 10/07/14)	0.35	(a)	10/08/14	100,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $501,744; fully collateralized by various Common Stocks, a Convertible Bond, 3.25% due 12/15/35 and various Preferred Stocks; valued at $528,507) (Demand 10/01/14)	0.46	(a)	11/04/14	500,000
750	RBC Capital Markets LLC, (dated 07/11/14; proceeds $750,619; fully collateralized by various Corporate Bonds, 3.75% - 9.25% due 03/15/18 - 04/15/40; valued at $795,001) (Demand 10/07/14)	0.33	(a)	10/09/14	750,000

250	RBC Capital Markets LLC, (dated 09/12/14; proceeds $250,215; fully collateralized by various Corporate Bonds, 3.38% - 9.25% due 05/01/16 - 04/15/40; valued at $265,001) (Demand 10/07/14)	0.33	(a)	12/15/14	250,000
500	TD Securities USA LLC, (dated 09/30/14; proceeds $500,001; fully collateralized by various Corporate Bonds, 4.20% - 4.60% due 02/15/21 - 08/15/34 and U.S. Government agency securities, 3.00% - 4.50% due 01/01/25 - 08/01/44; valued at $515,013)	0.06		10/01/14	500,000
750	Wells Fargo Securities LLC, (dated 07/28/14; proceeds $750,948; fully collateralized by a Corporate Bond, 7.75% due 07/15/21; valued at $795,001)	0.50		10/27/14	750,000
	Total Repurchase Agreements (Cost $30,720,000)				30,720,000

	Certificates of Deposit (14.0%)
	International Banks
250	Banco Del Estado De Chile	0.19		10/01/14	250,000
1,000	Bank of Montreal	0.19		12/10/14	1,000,000
2,000	Credit Industriel et Commercial	0.33		10/03/14 - 01/26/15	2,000,000
1,050	Sumitomo Mitsui Banking Corp.	0.21 - 0.23		10/01/14	1,050,000
1,750	Sumitomo Mitsui Trust Bank Ltd.	0.08		10/02/14	1,750,000
3,000	Swedbank AB	0.04		10/07/14	3,000,000
	Total Certificates of Deposit (Cost $9,050,000)				9,050,000

	Commercial Paper (13.9%)
	Domestic Bank (0.8%)
500	JP Morgan Securities LLC (b)	0.23		01/12/15	499,671

	Food & Beverage (1.1%)
250	Coca-Cola Co. (b)	0.18		01/02/15	249,884
500	Nestle Capital Corp. (b)	0.18		10/22/14	499,947
					749,831
	International Banks (12.0%)
200	Banque Et Caisse	0.23		01/06/15	199,876
600	Commonwealth Bank of Australia	0.20		12/05/14	599,783
750	DBS Bank Ltd. (b)	0.23 - 0.24		10/28/14 - 11/26/14	749,771
250	DBS Bank Ltd.	0.24		11/25/14	249,908
2,000	Kreditanstalt Fuer Wiederaufbau	0.07		10/03/14	1,999,992
300	Macquarie Bank Ltd.	0.23		11/07/14	299,929
700	Nordea Bank AB (b)	0.23		10/22/14	699,908
1,750	Sumitomo Mitsui Banking Corp.	0.21		10/03/14	1,749,980
500	Sumitomo Mitsui Trust Bank Ltd.	0.12		10/02/14	499,998
750	United Overseas Bank Ltd. (b)	0.30		03/24/15	748,913
					7,798,058
	Total Commercial Paper (Cost $9,047,560)				9,047,560

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Floating Rate Notes (13.6%)
	Domestic Banks (1.8%)
1,150	U.S. Bank NA	0.17%	10/09/14 - 10/23/14	12/09/14 - 03/23/15	1,150,000

	International Banks (11.8%)
1,000	Bank of Nova Scotia	0.24	11/17/14	02/17/15	1,000,000

2,750	Rabobank Nederland NY	0.28 - 0.31	10/06/14 - 12/23/14	11/28/14 - 07/06/15	2,750,000
1,700	Toronto Dominion Bank	0.23 - 0.24	10/06/14 - 11/06/14	02/06/15 - 07/22/15	1,700,000
2,200	Westpac Banking Corp.	0.24 - 0.25	11/06/14 - 12/15/14	12/15/14 - 05/06/15	2,199,971
					7,649,971
	Total Floating Rate Notes (Cost $8,799,971)				8,799,971

	Extendible Floating Rate Notes (11.3%)
	Domestic Banks (6.2%)
2,000	JP Morgan Chase Bank NA	0.35	12/08/14	03/07/19	2,000,000
	(Extendible Maturity Date 10/07/15)
2,000	Wells Fargo Bank NA	0.32	10/20/14 - 12/15/14	03/20/19 - 07/15/19	2,000,000
	(Extendible Maturity Date 10/15/15 - 10/20/15)
					4,000,000
	International Banks (5.1%)
1,000	Bank of Nova Scotia	0.34	10/30/14	01/31/19	1,000,000
	(Extendible Maturity Date 10/30/15)
1,000	Royal Bank of Canada	0.32	10/01/14	04/01/19	999,961
	(Extendible Maturity Date 10/01/15)
1,300	Svenska Handelsbanken AB (b)	0.28	10/15/14	05/13/16	1,300,000
	(Extendible Maturity Date 03/13/15)
					3,299,961
	Total Extendible Floating Rate Notes (Cost $7,299,961)				7,299,961

	Total Investments (Cost $64,917,492) (d)		100.2%		64,917,492
	Liabilities in Excess of Other Assets		(0.2)		(159,852)
	Net Assets		100.0%		$64,757,640

(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (69.5%)
	Basic Materials (1.6%)
$190	ArcelorMittal (Luxembourg)	9.50%		02/15/15	$195,700
115	Ecolab, Inc.	3.00		12/08/16	119,421
175	Goldcorp, Inc. (Canada)	2.125		03/15/18	174,680
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375		06/17/16	125,795
					615,596
	Communications (6.9%)
300	AT&T, Inc.	2.375		11/27/18	303,105
225	Baidu, Inc. (China)	3.25		08/06/18	232,075
200	CBS Corp.	2.30		08/15/19	197,516
180	Comcast Corp.	5.70		05/15/18	204,577
200	eBay, Inc.	2.20		08/01/19	197,617
225	Orange SA (France)	2.75		02/06/19	227,919
125	Thomson Reuters Corp. (Canada)	1.30		02/23/17	124,857
50	Thomson Reuters Corp. (Canada)	1.65		09/29/17	49,965
175	Time Warner Cable, Inc.	6.75		07/01/18	203,648
425	Verizon Communications, Inc.	2.55		06/17/19	426,816
225	Viacom, Inc.	2.50		09/01/18	228,039
275	Vodafone Group PLC (United Kingdom)	1.25		09/26/17	271,270
					2,667,404
	Consumer, Cyclical (4.5%)
210	CVS Health Corp.	2.25		12/05/18	210,966
250	Daimler Finance North America LLC (Germany)(a)	2.375		08/01/18	253,281
230	Glencore Funding LLC (a)	1.70		05/27/16	231,655
200	Home Depot, Inc.	2.00		06/15/19	198,868
240	Nissan Motor Acceptance Corp. (a)	2.65		09/26/18	244,620
200	Target Corp.	2.30		06/26/19	200,517
250	Volkswagen International Finance N.V. (Germany)(a)	1.125		11/18/16	250,390
135	Wesfarmers Ltd. (Australia)(a)	2.983		05/18/16	139,597
					1,729,894
	Consumer, Non-Cyclical (9.8%)
265	AbbVie, Inc.	1.75		11/06/17	264,294
250	Altria Group, Inc.	4.125		09/11/15	258,095
150	Amgen, Inc.	2.50		11/15/16	154,324
200	BAT International Finance PLC (United Kingdom)(a)	1.40		06/05/15	200,995
265	Baxter International, Inc.	1.85		06/15/18	264,132
100	Covidien International Finance SA	1.35		05/29/15	100,474
210	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	213,674
350	Gilead Sciences, Inc.	3.05		12/01/16	364,778
250	Kraft Foods Group, Inc.	2.25		06/05/17	254,833
150	Kroger Co. (The)	2.30		01/15/19	150,257
100	Mastercard, Inc.	2.00		04/01/19	99,331
370	McKesson Corp.	3.25		03/01/16	382,131
300	Synchrony Financial	3.00		08/15/19	301,022
250	Tyson Foods, Inc.	2.65		08/15/19	250,748
100	Ventas Realty LP	1.55		09/26/16	100,737
240	WellPoint, Inc.	1.875		01/15/18	239,927
200	Wm Wrigley Jr Co. (a)	1.40		10/21/16	201,100
					3,800,852
	Diversified (0.5%)
200	LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1.625		06/29/17	200,995

	Energy (1.9%)
225	DCP Midstream Operating LP	2.70		04/01/19	225,789
50	Enbridge, Inc. (Canada)	0.684	(b)	06/02/17	50,191

175	EnLink Midstream Partners LP	2.70	04/01/19	176,260
115	Enterprise Products Operating LLC	1.25	08/13/15	115,568
180	Marathon Petroleum Corp.	3.50	03/01/16	186,274
				754,082
	Finance (34.5%)
265	ABB Treasury Center USA, Inc. (Switzerland)(a)	2.50	06/15/16	271,818
120	Abbey National Treasury Services PLC (United Kingdom)	3.05	08/23/18	124,479
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50	10/30/18	232,371
225	American Express Credit Corp.	2.25	08/15/19	223,682
205	American Honda Finance Corp. (Japan)(a)	1.60	02/16/18	204,417
200	Australia & New Zealand Banking Group Ltd. (Australia)	1.45	05/15/18	196,848
400	Bank of America Corp.	2.60	01/15/19	399,462
210	BB&T Corp.	2.25	02/01/19	210,449
200	Berkshire Hathaway Finance Corp.	2.90	10/15/20	203,577
100	BioMed Realty LP	2.625	05/01/19	99,452
210	BNP Paribas SA, MTN (France)	2.70	08/20/18	214,095
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35	03/04/19	259,381
250	BPCE SA (France)	2.50	07/15/19	248,523
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	109,858
175	Capital One Financial Corp.	2.45	04/24/19	174,453
300	Citigroup, Inc.	8.50	05/22/19	375,362
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	255,107
250	Compass Bank	1.85	09/29/17	250,153
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	120,673
250	Credit Agricole SA (France)(a)	2.125	04/17/18	249,817
250	Credit Suisse (Switzerland)	2.30	05/28/19	247,782
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246	07/16/19	222,940
250	Discover Bank	2.00	02/21/18	249,000
205	DNB Bank ASA (Norway)(a)	3.20	04/03/17	214,144
175	ERP Operating LP	2.375	07/01/19	174,078
275	Ford Motor Credit Co., LLC	5.00	05/15/18	300,590
635	General Electric Capital Corp.	1.625	04/02/18	634,401
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	328,530
220	HSBC USA, Inc.	2.25	06/23/19	219,342
255	Hyundai Capital America (a)	2.125	10/02/17	258,275
200	ING Bank N.V. (Netherlands)(a)	3.75	03/07/17	210,546
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	208,710
170	John Deere Capital Corp.	1.95	12/13/18	169,815
300	JPMorgan Chase & Co.	1.625	05/15/18	296,062
200	Lloyds Bank PLC (United Kingdom)	2.30	11/27/18	200,654
201	Macquarie Bank Ltd. (Australia)(a)	2.60	06/24/19	201,059
275	Metropolitan Life Global Funding I (a)(c)	1.50	01/10/18	272,935
230	Mizuho Corporate Bank Ltd. (Japan)(a)	1.85	03/21/18	229,879
250	National Australia Bank Ltd. (Australia)(a)	1.25	03/17/17	249,945
270	Nationwide Building Society (United Kingdom)(a)	4.65	02/25/15	274,375
240	Nordea Bank AB (Sweden)(a)	0.875	05/13/16	240,090
250	PNC Bank NA	0.80	01/28/16	250,491
250	Principal Financial Group, Inc.	1.85	11/15/17	250,271
320	Prudential Financial, Inc., MTN	4.75	09/17/15	332,727
200	QBE Insurance Group Ltd. (Australia)(a)	2.40	05/01/18	200,253
170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	172,562
200	Skandinaviska Enskilda Banken AB (Sweden)(a)	1.75	03/19/18	199,303
300	Standard Chartered PLC (United Kingdom)(a)	1.50	09/08/17	299,325
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	263,025
200	Swedbank AB (Sweden)(a)	1.75	03/12/18	199,338
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625	09/10/18	230,274
300	UBS AG (Switzerland)	2.375	08/14/19	297,569
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70	09/17/19	200,702

200	Wells Fargo & Co.	1.40		09/08/17	199,492
120	Wells Fargo & Co.	2.15		01/15/19	120,259
350	Westpac Banking Corp. (Australia)(a)	1.375		05/30/18	345,694
					13,388,414
	Industrials (2.4%)
215	Eaton Corp.	1.50		11/02/17	214,235
200	Heathrow Funding Ltd. (United Kingdom)(a)	2.50		06/25/15	202,536
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	117,578
75	L-3 Communications Corp.	1.50		05/28/17	74,498
50	Precision Castparts Corp.	0.70		12/20/15	50,103
250	Waste Management, Inc.	2.60		09/01/16	257,368
					916,318
	Technology (3.5%)
100	Altera Corp.	2.50		11/15/18	101,004
200	Apple, Inc.	2.10		05/06/19	200,191
160	Applied Materials, Inc.	2.65		06/15/16	164,501
275	EMC Corp.	1.875		06/01/18	273,617
110	Hewlett-Packard Co.	3.30		12/09/16	114,834
200	Oracle Corp.	2.25		10/08/19	199,314
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	296,738
					1,350,199
	Utilities (3.9%)
100	Dominion Resources, Inc.	1.25		03/15/17	99,981
350	Enel Finance International N.V. (Italy)(a)	3.875		10/07/14	350,099
225	GDF Suez (France)(a)	1.625		10/10/17	226,001
175	Northeast Utilities	1.45		05/01/18	172,364
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	205,199
200	PSEG Power LLC	5.50		12/01/15	210,605
250	Southern Co. (The)	2.15		09/01/19	247,783
					1,512,032
	Total Corporate Bonds (Cost $26,871,178)				26,935,786

	Asset-Backed Securities (16.8%)
37	Ally Auto Receivables Trust	0.57		08/20/15	37,347
100	American Homes 4 Rent (a)	1.25	(b)	06/17/31	99,186
132	American Residential Properties Trust (a)	1.254	(b)	09/17/31	132,021
	CarMax Auto Owner Trust
134		0.52		07/17/17	134,454
150		0.97		04/16/18	150,572
	Chase Issuance Trust
425		0.54		10/16/17	425,036
573		0.59		08/15/17	573,170
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	152,517
134	Colony American Homes 2014-1 (a)	1.40	(b)	05/17/31	134,397
111	Colony American Homes Single-Family Rental Pass-Through Certificates (a)	1.104	(b)	07/17/31	110,545
	Discover Card Execution Note Trust
230		0.584	(b)	07/15/21	230,641
200		1.22		10/15/19	199,720
169	Fifth Third Auto Trust	0.88		10/16/17	169,688
196	Ford Credit Auto Lease Trust	0.60		03/15/16	195,635
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	381,132
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	380,336
275	GE Dealer Floorplan Master Note Trust	0.644	(b)	06/20/17	275,295
200	GM Financial Leasing Trust (a)	0.73		02/20/17	200,066
200	Hertz Fleet Lease Funding LP (a)	0.704	(b)	12/10/27	200,385
	Hyundai Auto Receivables Trust
307		0.90		12/17/18	307,141
145		1.01		02/15/18	145,558
138	Invitation Homes Trust (a)	1.154	(b)	06/17/31	137,393
475	John Deere Owner Trust	0.60		03/15/17	475,856

225	North Carolina State Education Assistance Authority	1.034	(b)	07/25/25	226,186
92	Panhandle-Plains Higher Education Authority, Inc.	1.185	(b)	07/01/24	93,639
151	PFS Tax Lien Trust (a)	1.44		05/15/29	150,823
202	Toyota Auto Receivables Owner Trust	0.89		07/17/17	202,644
243	VOLT XXIV LLC (a)	3.25		11/25/53	244,251
235	Volvo Financial Equipment LLC (a)	0.74		03/15/17	235,306
	World Omni Automobile Lease Securitization Trust
6		0.93		11/16/15	6,416
113		1.10		12/15/16	113,699
	Total Asset-Backed Securities (Cost $6,505,520)				6,521,055

	Agency Adjustable Rate Mortgages (5.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
162		2.311		06/01/36	173,843
150		2.319		07/01/38	159,346
151		2.34		07/01/36	161,430
351		2.422		07/01/38	377,696
38		2.681		01/01/38	40,461
	Federal National Mortgage Association,
	Conventional Pools:
193		2.254		09/01/38	205,872
214		2.261		10/01/39	228,315
303		2.32		04/01/38	324,504
163		2.327		05/01/35	173,870
	Government National Mortgage Association,
	Various Pools:
108		2.00		11/20/39-02/20/40	112,044
	Total Agency Adjustable Rate Mortgages (Cost $1,954,270)				1,957,381
	Collateralized Mortgage Obligations - Agency Collateral Series (3.1%)
	Federal Home Loan Mortgage Corporation
245		1.426		08/25/17	246,163
	REMIC
175		7.50		09/15/29	201,128
	Federal National Mortgage Association
172		0.595		08/25/15	172,132
96		0.953		11/25/15	96,218
218		1.083		02/25/16	219,468
261		2.171	(b)	09/25/19	260,036
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,187,998)				1,195,145

	Sovereign (1.1%)
245	Korea Development Bank (The) (Korea, Republic of)	1.50		01/22/18	241,292
200	Qatar Government International Bond (Qatar)(a)	4.00		01/20/15	202,148
	Total Sovereign (Cost $453,927)				443,440

	Mortgages - Other (1.1%)
238	Freddie Mac Structured Agency Credit Risk Debt Notes	1.155	(b)	02/25/24	235,837
194	Sequoia Mortgage Trust	0.774	(b)	08/20/34	185,261
	Total Mortgages - Other (Cost $421,346)				421,098

	U.S. Treasury Security (1.0%)
400	U.S. Treasury Note (Cost $402,437)	0.875		01/31/17	400,812

	Commercial Mortgage-Backed Securities (0.8%)
95	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	96,328
100	Hilton USA Trust (a)	1.156	(b)	11/05/30	100,055
100	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.132	(b)	07/15/31	100,217
	Total Commercial Mortgage-Backed Securities (Cost $297,815)				296,600

	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association,
	Conventional Pools:
89		6.50	01/01/32-11/01/33	100,791
64		7.00	12/01/31-06/01/32	68,168
	Total Agency Fixed Rate Mortgages (Cost $159,255)			168,959

	Short-Term Investments (0.8%)
	U.S. Treasury Securities (0.5%)
	U.S. Treasury Bills
20	(d)(e)	0.026	02/12/15	19,999
65	(d)(e)	0.037	02/12/15	64,996
100	(d)(e)	0.046	02/12/15	99,994
	Total U.S. Treasury Securities (Cost $184,973)			184,989

NUMBER OF SHARES (000)
	Investment Company (0.3%)
112	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $112,072)		112,072
	Total Short-Term Investments (Cost $297,045)		297,061

	Total Investments (Cost $38,550,791) (g)(h)	99.7%	38,637,337
	Other Assets in Excess of Liabilities	0.3	98,746
	Net Assets	100.0%	$38,736,083

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(c)

For the nine months ended September 30, 2014, there were no transactions in MetLife, Inc, Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)	Rate shown is the yield to maturity at September 30, 2014.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
91	Long	U.S. Treasury 2 yr. Note, Dec-14	$19,914,781	$(6,430)
4	Long	U.S. Treasury Long Bond, Dec-14	551,625	(7,250)
25	Short	U.S. Treasury 5 yr. Note, Dec-14	(2,956,445)	7,851
9	Short	U.S. Treasury 10 yr. Note, Dec-14	(1,121,766)	5,625
		Net Unrealized Depreciation		$(204)

Credit Default Swap Agreements Open at September 30, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$225	1.00%	12/20/18	$(1,307)	$(3,905)	$(5,212)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	250	1.00	3/20/19	(4,513)	4,798	285	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.22	Buy	400	1.00	6/20/19	1,671	(8,190)	(6,519)	NR
Total Credit Default Swaps		$875			$(4,149)	$(7,297)	$(11,446)

Interest Rate Swap Agreements Open at September 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Morgan Stanley & Co., LLC*	$2,002	3 Month LIBOR	Receive	1.14%	07/23/17	$1,420
Morgan Stanley & Co., LLC*	1,700	3 Month LIBOR	Receive	1.18	09/04/17	3,412
Morgan Stanley & Co., LLC*	2,900	3 Month LIBOR	Receive	1.17	09/05/17	6,155
Morgan Stanley & Co., LLC*	4,500	3 Month LIBOR	Receive	1.19	09/10/17	9,129
Morgan Stanley & Co., LLC*	550	3 Month LIBOR	Receive	1.81	09/04/19	2,462
Morgan Stanley & Co., LLC*	873	3 Month LIBOR	Receive	1.80	09/05/19	4,190
Morgan Stanley & Co., LLC*	1,305	3 Month LIBOR	Receive	1.85	09/10/19	4,295
		Total Unrealized Appreciation				$31,063

LIBOR	London Interbank Offered Rate.

NR	Not Rated.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.9%)
	Basic Materials (4.2%)
$225	Ashland, Inc.	6.875%	05/15/43	$235,688
790	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	822,768
390	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/20	389,025
940	Freeport-McMoRan, Inc.	3.875	03/15/23	928,789
690	Glencore Funding LLC (Switzerland)(a)	4.125	05/30/23	684,129
540	Goldcorp, Inc. (Canada)	3.70	03/15/23	530,266
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	182,267
545	Lubrizol Corp.	8.875	02/01/19	688,605
470	NOVA Chemicals Corp. (a)	5.25	08/01/23	490,562
495	Rockwood Specialties Group, Inc.	4.625	10/15/20	512,944
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	220,838
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	239,469
				5,925,350
	Communications (11.8%)
500	21st Century Fox America, Inc. (a)	4.75	09/15/44	504,020
375	AT&T, Inc.	5.35	09/01/40	399,073
875	AT&T, Inc.	6.30	01/15/38	1,038,589
525	Baidu, Inc. (China)	2.75	06/09/19	522,446
200	Baidu, Inc. (China)	3.25	08/06/18	206,289
310	Cablevision Systems Corp.	7.75	04/15/18	337,125
300	CBS Corp.	4.90	08/15/44	297,698
575	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	566,611
200	Columbus International, Inc. (Barbados)(a)	7.375	03/30/21	208,750
670	Comcast Corp.	6.40	05/15/38	857,502
195	CSC Holdings LLC	6.75	11/15/21	208,445
251	Ctrip.com International Ltd. (a)	1.25	10/15/18	261,824
675	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	687,157
500	eBay, Inc.	2.875	08/01/21	490,182
340	ENTEL Chile SA (Chile)(a)	4.75	08/01/26	340,703
285	ENTEL Chile SA (Chile)(a)	4.875	10/30/24	292,811
470	Lamar Media Corp. (a)	5.375	01/15/24	473,525
329	Liberty Media Corp. (a)	1.375	10/15/23	323,654
350	MDC Partners, Inc. (Canada)(a)	6.75	04/01/20	362,250
725	Motorola Solutions, Inc.	4.00	09/01/24	709,117
425	NBC Universal Media LLC	5.95	04/01/41	520,642
350	Omnicom Group, Inc.	3.625	05/01/22	355,736
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25	02/21/23	855,000
250	Priceline Group, Inc.	0.35	06/15/20	279,531
243	SINA Corp. (China)(a)	1.00	12/01/18	224,927
580	Telefonica Europe BV (Spain)	8.25	09/15/30	787,879
425	Time Warner Cable, Inc.	4.50	09/15/42	421,040
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,396,444
410	Time Warner, Inc.	7.70	05/01/32	565,771
1,134	Verizon Communications, Inc. (a)	5.012	08/21/54	1,144,308
807	Verizon Communications, Inc.	6.55	09/15/43	1,009,723
226	Yahoo!, Inc. (a)	0.00	12/01/18	236,029
				16,884,801
	Consumer, Cyclical (5.3%)
403	American Airlines Pass-Through Trust	4.00	01/15/27	407,744
850	American Airlines Pass-Through Trust	4.95	07/15/24	911,165
641	British Airways PLC (United Kingdom)(a)	4.625	06/20/24	676,054
425	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	453,156
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	598,235
425	Exide Technologies (b)(c)	8.625	02/01/18	114,750
325	Guitar Center, Inc. (a)	6.50	04/15/19	294,125
325	Home Depot, Inc.	5.875	12/16/36	401,512

	141	Iconix Brand Group, Inc.	2.50	06/01/16	178,365
	150	Johnson Controls, Inc.	4.95	07/02/64	147,017
KRW	200,000	Lotte Shopping Co. Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	190,713
	$575	QVC, Inc.	4.375	03/15/23	574,675
	250	Target Corp.	3.50	07/01/24	250,753
	336	Tesla Motors, Inc.	1.25	03/01/21	320,880
	150	Tiffany & Co. (a)	4.90	10/01/44	150,369
	220	Toll Brothers Finance Corp.	0.50	09/15/32	222,750
	875	United Airlines Pass-Through Trust	4.30	02/15/27	914,375
	125	United Airlines Pass-Through Trust, Series A	3.75	03/03/28	126,563
	275	US Airways Pass-Through Trust	3.95	05/15/27	277,062
	265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	282,556
					7,492,819
		Consumer, Non-Cyclical (10.1%)
	139	AbbVie, Inc.	2.90	11/06/22	133,138
	440	ADT Corp. (The)	6.25	10/15/21	456,500
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	428,500
	465	Altria Group, Inc.	5.375	01/31/44	497,316
	469	Amgen, Inc.	5.15	11/15/41	496,843
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	780,895
	340	Aramark Services, Inc.	5.75	03/15/20	350,200
	450	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	495,000
	260	BRF SA (Brazil)(a)	3.95	05/22/23	245,297
	425	Cardtronics, Inc. (a)	5.125	08/01/22	420,750
	350	Gilead Sciences, Inc.	4.80	04/01/44	369,304
	225	Grifols Worldwide Operations Ltd. (Spain)(a)	5.25	04/01/22	222,750
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	06/27/18	261,756
	$316	Illumina, Inc. (a)	0.00	06/15/19	325,875
	131	Jarden Corp.	1.875	09/15/18	179,634
	450	McKesson Corp.	2.70	12/15/22	430,641
	140	McKesson Corp.	4.883	03/15/44	144,723
	760	Medtronic, Inc.	3.625	03/15/24	777,181
	770	Novartis Capital Corp. (Switzerland)	3.40	05/06/24	783,717
	775	PepsiCo, Inc.	3.60	03/01/24	795,865
	600	Philip Morris International, Inc.	4.50	03/20/42	604,799
	455	RR Donnelley & Sons Co.	7.875	03/15/21	501,637
	425	Salix Pharmaceuticals Ltd. (a)	6.00	01/15/21	461,125
	800	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	884,000
	300	Synchrony Financial	4.25	08/15/24	300,398
	217	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	220,903
	515	Tyson Foods, Inc.	3.95	08/15/24	516,927
	370	United Rentals North America, Inc.	5.75	11/15/24	375,550
	750	UnitedHealth Group, Inc.	2.875	03/15/23	733,552
	930	WM Wrigley Jr Co. (a)	2.90	10/21/19	944,155
	190	Zimmer Holdings, Inc.	5.75	11/30/39	223,174
					14,362,105
		Diversified (0.1%)
	200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	213,800

		Energy (8.7%)
	475	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	489,844
	400	Anadarko Petroleum Corp.	6.45	09/15/36	488,995
	675	Buckeye Partners LP	4.15	07/01/23	678,219
	400	Cimarex Energy Co.	5.875	05/01/22	432,000
	775	Continental Resources, Inc.	3.80	06/01/24	760,644
	600	DCP Midstream Operating LP	3.875	03/15/23	601,804
	340	Denbury Resources, Inc.	5.50	05/01/22	337,025
	425	Devon Energy Corp.	4.75	05/15/42	424,384
	510	Ecopetrol SA (Colombia)	5.875	09/18/23	564,188
	425	Energy Transfer Partners LP	3.60	02/01/23	414,432

	600	Energy Transfer Partners LP	4.90		02/01/24	628,294
EUR	200	Eni SpA, Series GALP (Italy)	0.25		11/30/15	255,717
$650		EnLink Midstream Partners LP	2.70		04/01/19	654,680
	250	Ensco PLC	5.75		10/01/44	254,348
	600	Enterprise Products Operating LLC	5.95		02/01/41	716,744
	525	Kinder Morgan Energy Partners LP	3.50		09/01/23	499,489
	700	Kinder Morgan, Inc. (a)	5.625		11/15/23	747,250
	200	Lukoil International Finance BV (Russia)	2.625		06/16/15	197,000
	225	Marathon Oil Corp.	6.60		10/01/37	284,363
	500	Nexen Energy ULC (Canada)	6.40		05/15/37	611,268
	245	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	311,861
	300	Rowan Cos., Inc.	5.85		01/15/44	296,276
	355	Sinopec Group Overseas Development 2012 Ltd. (China)(d)(a)	2.75		05/17/17	364,300
	625	Spectra Energy Capital LLC	3.30		03/15/23	596,791
	275	TransCanada PipeLines Ltd. (Canada)	7.625		01/15/39	388,225
	450	Transocean, Inc.	6.375		12/15/21	479,353
						12,477,494
		Finance (39.2%)
EUR	200	Aabar Investments PJSC (Germany)	4.00		05/27/16	283,934
$390		ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21	416,415
	300	Abbey National Treasury Services PLC (United Kingdom)	4.00		03/13/24	304,652
	800	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	808,248
	475	ACE INA Holdings, Inc.	3.35		05/15/24	474,882
	420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75		05/15/19	407,925
	375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23	374,358
	325	American Campus Communities Operating Partnership LP	3.75		04/15/23	320,957
	1,285	American Financial Group, Inc.	9.875		06/15/19	1,659,756
	125	American International Group, Inc.	4.50		07/16/44	123,995
	375	American International Group, Inc.	4.875		06/01/22	413,137
	280	American International Group, Inc.	6.40		12/15/20	333,557
	350	American International Group, Inc.	8.25		08/15/18	427,873
	195	American Tower Corp.	3.50		01/31/23	185,713
	151	Ares Capital Corp.	4.375		01/15/19	156,096
	825	Banco de Credito del Peru (Peru)(a)	6.125	(e)	04/24/27	884,812
	1,920	Bank of America Corp.	4.00		04/01/24	1,942,295
	555	Bank of America Corp.	7.75		05/14/38	752,305
	800	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	876,000
	610	Bear Stearns Cos., LLC (The)	5.55		01/22/17	664,990
	300	Billion Express Investments Ltd. (China)(d)	0.75		10/18/15	305,700
	365	BNP Paribas SA (France)	5.00		01/15/21	406,002
	75	Boston Properties LP	3.80		02/01/24	75,385
	425	BPCE SA (France)(a)	5.15		07/21/24	438,809
	936	Capital One Bank, USA NA	3.375		02/15/23	918,698
	250	Capital One Financial Corp.	2.45		04/24/19	249,218
	170	Citigroup, Inc.	5.50		09/13/25	185,517
	170	Citigroup, Inc.	6.675		09/13/43	209,101
	1,200	Citigroup, Inc.	8.125		07/15/39	1,783,993
	700	CNA Financial Corp.	7.35		11/15/19	843,116
	1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	1,182,034
	260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(e)	06/30/19(f)	344,500
	270	Credit Agricole SA (France)(a)	7.875	(e)	01/23/24(f)	273,544
	825	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	899,291
	825	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	817,448
	425	Discover Bank	7.00		04/15/20	503,390
	715	Discover Financial Services	3.85		11/21/22	719,808
	600	Ford Motor Credit Co., LLC	5.00		05/15/18	655,833

400	Ford Motor Credit Co., LLC	5.875		08/02/21	460,587
545	General Electric Capital Corp.	5.30		02/11/21	614,743
1,170	General Electric Capital Corp., MTN	5.875		01/14/38	1,414,099
600	General Electric Capital Corp., Series G	6.00		08/07/19	700,514
500	General Motors Financial Co., Inc.	4.375		09/25/21	511,875
620	Genworth Financial, Inc.	7.70		06/15/20	745,011
1,935	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	1,924,249
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,076,438
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,109,606
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	678,250
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,897,775
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	390,465
410	HSBC Finance Corp.	6.676		01/15/21	481,264
200	HSBC Holdings PLC (United Kingdom)	6.375	(e)	09/17/24(f)	200,000
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	867,207
375	HSBC USA, Inc.	3.50		06/23/24	375,976
750	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	827,598
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	449,138
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	318,525
490	JPMorgan Chase & Co.	3.20		01/25/23	478,847
210	JPMorgan Chase & Co.	3.875		02/01/24	215,325
725	JPMorgan Chase & Co.	3.875		09/10/24	711,619
1,745	JPMorgan Chase & Co.	4.50		01/24/22	1,872,561
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	199,697
275	Lincoln National Corp.	7.00		06/15/40	367,299
1,170	Lloyds Bank PLC (United Kingdom)(a)	6.50		09/14/20	1,362,030
705	Macquarie Group Ltd. (Australia)(a)	6.00		01/14/20	791,940
600	Metlife Capital Trust IV (a)	7.875		12/15/37	771,000
1,315	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	1,536,844
775	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	873,014
375	Omega Healthcare Investors, Inc. (a)	4.95		04/01/24	383,437
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	418,615
425	Principal Financial Group, Inc.	8.875		05/15/19	540,090
925	Protective Life Corp.	7.375		10/15/19	1,132,373
675	Prudential Financial, Inc.	5.625	(e)	06/15/43	706,860
135	Prudential Financial, Inc., MTN	6.625		12/01/37	170,442
775	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(e)	05/24/41	845,871
575	Realty Income Corp.	3.25		10/15/22	562,920
—	Santander US Debt SAU (Spain)(a)	3.724		01/20/15	0
510	Standard Chartered PLC (United Kingdom)(a)	3.95		01/11/23	497,235
550	Turkiye Is Bankasi (Turkey)(a)	7.85		12/10/23	600,886
375	Voya Financial, Inc.	5.65	(e)	05/15/53	378,750
575	Weingarten Realty Investors	3.375		10/15/22	570,691
725	Wells Fargo & Co.	3.30		09/09/24	712,146
450	Wells Fargo & Co.	4.10		06/03/26	449,037
670	Wells Fargo & Co.	4.125		08/15/23	693,498
284	Wells Fargo & Co.	5.606		01/15/44	321,276
					55,830,910
	Industrials (7.0%)
522	Anixter, Inc.	5.625		05/01/19	551,363
325	BAE Systems Holdings, Inc. (United Kingdom)	3.80		10/07/24	324,035
377	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	379,356
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	997,822
875	Caterpillar, Inc.	3.40		05/15/24	883,916
330	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	331,650
480	CRH America, Inc.	8.125		07/15/18	579,989
248	General Cable Corp.	4.50	(g)	11/15/29	173,290
220	General Electric Co.	4.50		03/11/44	229,026
1,060	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/23	1,171,148
950	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	985,478
340	L-3 Communications Corp.	4.95		02/15/21	370,075
510	MasTec, Inc.	4.875		03/15/23	479,400
460	Packaging Corp. of America	4.50		11/01/23	487,405

500	Silgan Holdings, Inc.	5.50		02/01/22	506,250
700	Trinity Industries, Inc.	4.55		10/01/24	702,623
775	Union Pacific Railroad Co.	3.227		05/14/26	772,094
					9,924,920
	Information Technology (0.4%)
600	Oracle Corp.	4.50		07/08/44	608,875

	Technology (2.0%)
475	Apple, Inc.	4.45		05/06/44	486,112
225	Hewlett-Packard Co.	3.75		12/01/20	233,485
234	Intel Corp.	2.95		12/15/35	298,350
264	Nuance Communications, Inc.	2.75		11/01/31	261,690
227	NVIDIA Corp. (a)	1.00		12/01/18	249,842
438	Salesforce.com, Inc.	0.25		04/01/18	490,560
325	SanDisk Corp. (a)	0.50		10/15/20	390,609
355	Take-Two Interactive Software, Inc.	1.75		12/01/16	473,481
					2,884,129
	Utilities (6.1%)
775	Boston Gas Co. (a)	4.487		02/15/42	800,791
530	CEZ AS (Czech Republic)(a)	4.25		04/03/22	561,875
495	CMS Energy Corp.	5.05		03/15/22	553,979
280	CMS Energy Corp.	6.25		02/01/20	328,470
440	EDP Finance BV (Portugal)(a)	4.90		10/01/19	455,466
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	343,817
675	Enel Finance International N.V. (Italy)(a)	5.125		10/07/19	745,145
210	Enel SpA (Italy)(a)	8.75	(e)	09/24/73	244,398
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,476,569
200	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	210,500
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	199,801
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	904,026
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	333,448
590	Puget Energy, Inc.	6.50		12/15/20	699,197
870	TransAlta Corp. (Canada)	4.50		11/15/22	872,733
					8,730,215
	Total Corporate Bonds (Cost $128,647,353)				135,335,418

	Asset-Backed Securities (0.8%)
	CVS Pass-Through Trust
924		6.036		12/10/28	1,070,985
108	(a)	8.353		07/10/31	145,218
	Total Asset-Backed Securities (Cost $1,031,723)				1,216,203

	Sovereign (0.2%)
240	Pertamina Persero PT (Indonesia)(a) (Cost $240,000)	6.45		05/30/44	243,000

	Variable Rate Senior Loan Interests (0.8%)
	Consumer, Cyclical (0.2%)
299	Diamond Resorts Corp., Term Loan	5.50		09/30/14	299,250

	Energy (0.3%)
375	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50		08/08/14	364,687

	Industrials (0.1%)
150	OSG Bulk Ships, Inc., Exit Term Loan	5.25		08/06/14	149,127

	Technology (0.2%)
361	Aspect Software, Inc., Term B	7.25		08/07/14	360,916
	Total Variable Rate Senior Loan Interests (Cost $1,188,603)				1,173,980

	Short-Term Investments (2.5%)
	U.S. Treasury Securities (1.1%)
	U.S. Treasury Bills
450	(h)(i)	0.044		02/12/15	449,973
1,065	(h)(i)	0.046		02/12/15	1,064,936
	Total U.S. Treasury Securities (Cost $1,514,750)				1,514,909

NUMBER OF SHARES (000)
	Investment Company (1.4%)
1,968	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $1,967,755)		1,967,755
	Total Short-Term Investments (Cost $3,482,505)		3,482,664

	Total Investments (Cost $134,590,184) (k)(l)	99.2%	141,451,265
	Other Assets in Excess of Liabilities	0.8	1,135,778
	Net Assets	100.0%	$142,587,043

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Security trades on the Hong Kong exchange.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2014.
(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2014.

(g)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(h)	Rate shown is the yield to maturity at September 30, 2014.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(k)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Foreign Currency Forward Exchange Contracts Open at September 30, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	$268,202		HKD	2,082,500	10/03/14	$(6)
HSBC Bank PLC	HKD	2,082,500		$268,715	10/03/14	520
HSBC Bank PLC	$745,378		EUR	590,333	10/03/14	247
UBS AG	EUR	590,333		$778,309	10/03/14	32,683
Deutsche Bank AG	HKD	2,082,500		$268,169	11/05/14	(5)
HSBC Bank PLC	EUR	590,333		$745,533	11/05/14	(252)
	Net Unrealized Appreciation					$33,187

Futures Contracts Open at September 30, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
481	Long	U.S. Treasury 2 yr. Note, Dec-14	$105,263,844	$(41,703)
47	Long	U.S. Treasury Ultra Long Bond, Dec-14	7,167,500	(100,063)
29	Long	U.S. Treasury Long Bond, Dec-14	3,999,281	63,438
28	Long	U.S. Treasury 5 yr. Note, Dec-14	3,311,219	(2,867)
267	Short	U.S. Treasury 10 yr. Note, Dec-14	(33,279,047)	216,852
		Net Unrealized Appreciation		$135,657

Credit Default Swap Agreements Open at September 30, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Yum! Brands, Inc.	Buy	$825	1.00%	12/20/18	$(4,791)	$(14,319)	$(19,110)	BBB
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	845	1.00	3/20/19	(15,255)	16,218	963	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.IG.22	Buy	8,775	1.00	6/20/19	36,660	(179,658)	(142,998)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.21	Buy	1,287	5.00	12/20/18	17,442	(106,944)	(89,502)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.22	Buy	718	5.00	6/20/19	10,865	(54,744)	(43,879)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.22	Buy	2,875	1.00	6/20/19	11,637	(58,541)	(46,904)	NR
Total Credit Default Swaps		$15,325			$56,558	$(397,988)	$(341,430)

Interest Rate Swap Agreements Open at September 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International	$2,200	3 Month LIBOR	Receive	2.42%	03/22/22	$(6,834)
JPMorgan Chase Bank NA	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(4,474)
Morgan Stanley & Co., LLC*	7,522	3 Month LIBOR	Receive	1.14	07/23/17	5,335
Morgan Stanley & Co., LLC*	35,700	3 Month LIBOR	Receive	1.06	08/21/17	164,914
Morgan Stanley & Co., LLC*	13,500	3 Month LIBOR	Receive	1.18	09/04/17	27,100
Morgan Stanley & Co., LLC*	3,400	3 Month LIBOR	Receive	1.19	09/10/17	6,897
Morgan Stanley & Co., LLC*	11,839	3 Month LIBOR	Receive	1.71	08/21/19	96,894
Morgan Stanley & Co., LLC*	3,800	3 Month LIBOR	Receive	1.81	09/04/19	17,008
Morgan Stanley & Co., LLC*	986	3 Month LIBOR	Receive	1.85	09/10/19	3,245
		Net Unrealized Appreciation				$310,085

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.

Currency Abbreviations

EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.
USD	United States Dollar.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%)
	France (18.2%)
	Aerospace & Defense
16,912	Airbus Group N.V.	$1,064,190

	Banks
18,633	BNP Paribas SA	1,236,028
59,308	Credit Agricole SA	894,788
		2,130,816
	Electrical Equipment
13,559	Schneider Electric SE	1,041,243

	Hotels, Restaurants & Leisure
20,573	Accor SA	912,454

	Insurance
49,467	AXA SA	1,218,971

	Media
5,949	Publicis Groupe SA	408,530
27,104	SES SA	937,148
		1,345,678
	Multi-Utilities
48,614	Suez Environnement Co.	822,479
	Total France	8,535,831

	Germany (12.9%)
	Automobiles
15,103	Daimler AG (Registered)	1,158,477
4,456	Volkswagen AG (Preference)	925,268
		2,083,745
	Health Care Providers & Services
18,059	Fresenius SE & Co., KGaA	894,015

	Industrial Conglomerates
11,551	Siemens AG (Registered)	1,376,811

	Pharmaceuticals
12,024	Bayer AG (Registered)	1,684,229
	Total Germany	6,038,800

	Ireland (1.9%)
	Construction Materials
38,440	CRH PLC	879,271

	Italy (2.1%)
	Banks
124,323	UniCredit SpA	982,984

	Netherlands (2.4%)
	Media
49,078	Reed Elsevier N.V.	1,113,924

	Spain (4.2%)
	Banks
87,417	Banco Bilbao Vizcaya Argentaria SA	1,054,546

	Information Technology Services
24,995	Amadeus IT Holding SA, Class A	935,102
	Total Spain	1,989,648

	Sweden (2.6%)
	Household Products
30,865	Svenska Cellulosa AB SCA, Class B	736,124

	Wireless Telecommunication Services
5,923	Millicom International Cellular SA SDR	475,662
	Total Sweden	1,211,786

	Switzerland (18.4%)
	Chemicals
2,611	Syngenta AG (Registered)	832,227

	Food Products
30,297	Nestle SA (Registered)	2,229,354

	Insurance
3,960	Zurich Insurance Group AG (a)	1,181,322

	Pharmaceuticals
22,438	Novartis AG (Registered)	2,118,766
7,700	Roche Holding AG (Genusschein)	2,283,303
		4,402,069
	Total Switzerland	8,644,972

	United Kingdom (36.7%)
	Aerospace & Defense
50,089	Rolls-Royce Holdings PLC (a)	783,191

	Banks
302,959	Barclays PLC	1,117,103
177,316	HSBC Holdings PLC	1,799,761
		2,916,864
	Household Products
15,980	Reckitt Benckiser Group PLC	1,385,970

	Insurance
59,191	Prudential PLC	1,320,375

	Metals & Mining
14,668	BHP Billiton PLC	407,810
208,745	Glencore PLC	1,161,413
		1,569,223
	Oil, Gas & Consumable Fuels
64,656	BG Group PLC	1,194,915
187,953	BP PLC	1,381,662
41,676	Royal Dutch Shell PLC, Class A	1,593,475
		4,170,052
	Pharmaceuticals
54,026	GlaxoSmithKline PLC	1,237,566

	Tobacco
26,385	British American Tobacco PLC	1,489,393
24,254	Imperial Tobacco Group PLC	1,047,468
		2,536,861
	Wireless Telecommunication Services
401,862	Vodafone Group PLC	1,331,622
	Total United Kingdom	17,251,724
	Total Common Stocks (Cost $34,111,713)	46,648,940

	Rights (0.0%)
	Spain
87,417	Banco Bilbao Vizcaya Argentaria SA (a)(b) (Cost $8,870)	8,723

NUMBER OF SHARES (000)
	Short-Term Investments (0.2%)
	Securities held as Collateral on Loaned Securities (0.0%)
	Investment Company (0.0%)
5	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $5,090)	5,090

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.0%)
$1	Merrill Lynch & Co., Inc. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $1,206; fully collateralized by various U.S. Government agency securities; 3.00% - 7.00% due 09/15/31 - 09/15/44; valued at $1,231) (Cost $1,206)		1,206
	Total Securities held as Collateral on Loaned Securities (Cost $6,296)		6,296

NUMBER OF SHARES (000)
	Investment Company (0.2%)
84	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $83,968)		83,968
	Total Short-Term Investments (Cost $90,264)		90,264

	Total Investments (Cost $34,210,847) (d)	99.6%	46,747,927
	Other Assets in Excess of Liabilities	0.4	188,211
	Net Assets	100.0%	$46,936,138

SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were $6,542 and $6,556, respectively. The Portfolio received cash collateral of $6,296 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash of $260 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments • September 30, 2014 (unaudited)

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$7,323,864		15.7%
Banks	7,085,210		15.2
Oil, Gas & Consumable Fuels	4,170,052		8.9
Insurance	3,720,668		8.0
Tobacco	2,536,861		5.4
Media	2,459,602		5.3
Food Products	2,229,354		4.8
Household Products	2,122,094		4.5
Automobiles	2,083,745		4.5
Aerospace & Defense	1,847,381		3.9
Wireless Telecommunication Services	1,807,284		3.9
Metals & Mining	1,569,223		3.3
Industrial Conglomerates	1,376,811		2.9
Electrical Equipment	1,041,243		2.2
Information Technology Services	935,102		2.0
Hotels, Restaurants & Leisure	912,454		1.9
Health Care Providers & Services	894,015		1.9
Construction Materials	879,271		1.9
Chemicals	832,227		1.8
Multi-Utilities	822,479		1.8
Investment Company	83,968		0.2
Commercial Banks	8,723		0.0
	$46,741,631	++	100.0%

++   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • September 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.6%)
	Automobiles (3.7%)
40,584	Tesla Motors, Inc. (a)	$9,848,925

	Chemicals (1.9%)
44,332	Monsanto Co.	4,987,793

	Commercial Services & Supplies (0.5%)
50,224	Edenred (France)	1,239,212

	Diversified Financial Services (2.6%)
145,257	MSCI, Inc. (a)	6,829,984

	Electrical Equipment (0.4%)
18,952	SolarCity Corp. (a)(b)	1,129,539

	Food Products (3.1%)
85,368	Mead Johnson Nutrition Co.	8,214,109

	Health Care Equipment & Supplies (4.2%)
23,684	Intuitive Surgical, Inc. (a)	10,937,745

	Health Care Technology (3.6%)
72,219	athenahealth, Inc. (a)	9,510,520

	Hotels, Restaurants & Leisure (4.0%)
105,024	Fiesta Restaurant Group, Inc. (a)	5,217,592
69,215	Starbucks Corp.	5,222,964
		10,440,556
	Information Technology Services (4.1%)
71,312	Mastercard, Inc., Class A	5,271,383
25,316	Visa, Inc., Class A	5,401,675
		10,673,058
	Internet & Catalog Retail (11.4%)
62,370	Amazon.com, Inc. (a)	20,110,583
8,425	Priceline Group, Inc. (a)	9,761,036
		29,871,619
	Internet Software & Services (24.9%)
40,899	Alibaba Group Holding Ltd. ADR (China) (a)	3,633,876
279,928	Facebook, Inc., Class A (a)	22,125,509
12,743	Google, Inc., Class A (a)	7,498,109
20,392	Google, Inc., Class C (a)	11,773,525
38,835	LinkedIn Corp., Class A (a)	8,069,525
237,370	Twitter, Inc. (a)	12,243,544
		65,344,088
	Life Sciences Tools & Services (5.1%)
82,016	Illumina, Inc. (a)	13,444,063

	Media (1.5%)
36,473	Naspers Ltd., Class N (South Africa)	4,024,629

	Pharmaceuticals (2.9%)
58,669	Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,697,373

	Professional Services (4.8%)
135,824	Advisory Board Co. (The) (a)	6,328,040
103,629	Corporate Executive Board Co. (The)	6,224,994
		12,553,034
	Software (8.8%)
55,294	FireEye, Inc. (a)	1,689,785
144,385	Salesforce.com, Inc. (a)	8,306,469
93,588	Splunk, Inc. (a)	5,181,032
95,244	Workday, Inc., Class A (a)	7,857,630
		23,034,916

	Tech Hardware, Storage & Peripherals (2.9%)
75,603	Apple, Inc.		7,617,002

	Textiles, Apparel & Luxury Goods (2.2%)
34,215	Christian Dior SA (France)		5,734,667
	Total Common Stocks (Cost $130,759,568)		243,132,832

	Preferred Stocks (2.0%)
	Hotels, Restaurants & Leisure (0.7%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $1,657,606; acquired 1/24/14)		1,789,443

	Internet & Catalog Retail (0.7%)
42,717	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $1,739,139; acquired 4/16/14)		1,729,611

	Software (0.6%)
141,612	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)		1,617,648
	Total Preferred Stocks (Cost $5,014,393)		5,136,702

NOTIONAL AMOUNT
	Call Options Purchased (0.0%)
	Foreign Currency Options
3,207,286	USD/CNY December 2014 @ CNY 6.50		215
39,918,529	USD/CNY December 2014 @ CNY 6.50		3,034
45,129,097	USD/CNY December 2014 @ CNY 6.50		3,746
48,990,861	USD/CNY June 2015 @ CNY 6.62		46,590
	Total Call Options Purchased (Cost $414,359)		53,585

NUMBER OF SHARES (000)
	Short-Term Investments (6.4%)
	Securities held as Collateral on Loaned Securities (0.4%)
	Investment Company (0.3%)
1,006	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class (f) (Cost $1,006,275)		1,006,275

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$83	BNP Paribas Securities Corp. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $83,078; fully collateralized by various U.S. Government agency securities; 0.57% - 5.59% due 12/29/14 - 02/25/28; valued at $84,741)		83,078
90	Merrill Lynch & Co., Inc. (Zero Coupon, dated 09/30/14, due 10/01/14; proceeds $89,814; fully collateralized by various U.S. Government agency securities; 3.22% - 5.00% due 03/15/39 - 08/15/49; valued at $91,611)		89,814
	Total Repurchase Agreements (Cost $172,892)		172,892
	Total Securities held as Collateral on Loaned Securities (Cost $1,179,167)		1,179,167

NUMBER OF SHARES (000)
	Investment Company (6.0%)
15,796	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $15,795,737)		15,795,737
	Total Short-Term Investments (Cost $16,974,904)		16,974,904

	Total Investments (Cost $153,163,224) (g)	101.0%	265,298,023
	Liabilities in Excess of Other Assets	(1.0)	(2,599,135)
	Net Assets	100.0%	$262,698,888

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2014 were $1,129,539 and $1,184,500, respectively. The Portfolio received cash collateral of $1,179,167 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2014, there was uninvested cash of $5,333 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2014 amounts to $5,136,702 and represents 2.0% of net assets.

(d)	Illiquid security.
(e)

At September 30, 2014, the Portfolio held fair valued securities valued at $5,136,702, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the nine months ended September 30, 2014, advisory fees paid were reduced by $6,277 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviation
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”) or quotes from a broker or dealer; (7) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$30,720,000	$—	$30,720,000
Certificates of Deposit	—	9,050,000	—	9,050,000
Commercial Paper	—	9,047,560	—	9,047,560
Floating Rate Notes	—	8,799,971	—	8,799,971
Extendible Floating Rate Notes	—	7,299,961	—	7,299,961
Total Assets	$—	$64,917,492	$—	$64,917,492

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,935,786	$—	$26,935,786
Asset-Backed Securities	—	6,521,055	—	6,521,055
Agency Adjustable Rate Mortgages	—	1,957,381	—	1,957,381
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,195,145	—	1,195,145
Sovereign	—	443,440	—	443,440
Mortgages - Other	—	421,098	—	421,098
U.S. Treasury Security	—	400,812	—	400,812
Commercial Mortgage-Backed Securities	—	296,600	—	296,600
Agency Fixed Rate Mortgages	—	168,959	—	168,959
Total Fixed Income Securities	—	38,340,276	—	38,340,276
Short-Term Investments
U.S. Treasury Securities	—	184,989	—	184,989
Investment Company	112,072	—	—	112,072
Total Short-Term Investments	112,072	184,989	—	297,061
Futures Contracts	13,476	—	—	13,476
Credit Default Swap Agreement	—	1,671	—	1,671
Interest Rate Swap Agreements	—	31,063	—	31,063
Total Assets	125,548	38,557,999	—	38,683,547
Liabilities:
Futures Contracts	(13,680)	—	—	(13,680)
Credit Default Swap Agreements	—	(5,820)	—	(5,820)
Total	$111,868	$38,552,179	$—	$38,664,047

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$135,335,418	$—	$135,335,418
Asset-Backed Securities	—	1,216,203	—	1,216,203
Variable Rate Senior Loan Interests	—	1,173,980	—	1,173,980
Sovereign	—	243,000	—	243,000
Total Fixed Income Securities	—	137,968,601	—	137,968,601
Short-Term Investments
U.S. Treasury Securities	—	1,514,909	—	1,514,909
Investment Company	1,967,755	—	—	1,967,755
Total Short-Term Investments	1,967,755	1,514,909	—	3,482,664
Foreign Currency Forward Exchange Contracts	—	33,450	—	33,450
Futures Contracts	280,290	—	—	280,290
Credit Default Swap Agreements	—	76,604	—	76,604
Interest Rate Swap Agreements	—	321,393	—	321,393
Total Assets	2,248,045	139,914,957	—	142,163,002
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(263)	—	(263)
Futures Contracts	(144,633)	—	—	(144,633)
Credit Default Swap Agreements	—	(20,046)	—	(20,046)
Interest Rate Swap Agreements	—	(11,308)	—	(11,308)
Total	$2,103,412	$139,883,340	$—	$141,986,752

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$1,847,381	$—	$—	$1,847,381
Automobiles	2,083,745	—	—	2,083,745
Banks	7,085,210	—	—	7,085,210
Chemicals	832,227	—	—	832,227
Construction Materials	879,271	—	—	879,271
Electrical Equipment	1,041,243	—	—	1,041,243
Food Products	2,229,354	—	—	2,229,354
Health Care Providers & Services	894,015	—	—	894,015
Hotels, Restaurants & Leisure	912,454	—	—	912,454
Household Products	2,122,094	—	—	2,122,094
Industrial Conglomerates	1,376,811	—	—	1,376,811
Information Technology Services	935,102	—	—	935,102
Insurance	3,720,668	—	—	3,720,668
Media	2,459,602	—	—	2,459,602
Metals & Mining	1,569,223	—	—	1,569,223
Multi-Utilities	822,479	—	—	822,479
Oil, Gas & Consumable Fuels	4,170,052	—	—	4,170,052
Pharmaceuticals	7,323,864	—	—	7,323,864
Tobacco	2,536,861	—	—	2,536,861
Wireless Telecommunication Services	1,807,284	—	—	1,807,284
Total Common Stocks	46,648,940	—	—	46,648,940
Rights	8,723	—	—	8,723
Short-Term Investments
Investment Company	89,058	—	—	89,058
Repurchase Agreement	—	1,206	—	1,206
Total Short-Term Investments	89,058	1,206	—	90,264
Total Assets	$46,746,721	$1,206	$—	$46,747,927

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$9,848,925	$—	$—	$9,848,925
Chemicals	4,987,793	—	—	4,987,793
Commercial Services & Supplies	1,239,212	—	—	1,239,212
Diversified Financial Services	6,829,984	—	—	6,829,984
Electrical Equipment	1,129,539	—	—	1,129,539
Food Products	8,214,109	—	—	8,214,109
Health Care Equipment & Supplies	10,937,745	—	—	10,937,745
Health Care Technology	9,510,520	—	—	9,510,520
Hotels, Restaurants & Leisure	10,440,556	—	—	10,440,556
Information Technology Services	10,673,058	—	—	10,673,058
Internet & Catalog Retail	29,871,619	—	—	29,871,619
Internet Software & Services	65,344,088	—	—	65,344,088
Life Sciences Tools & Services	13,444,063	—	—	13,444,063
Media	4,024,629	—	—	4,024,629
Pharmaceuticals	7,697,373	—	—	7,697,373
Professional Services	12,553,034	—	—	12,553,034
Software	23,034,916	—	—	23,034,916
Tech Hardware, Storage & Peripherals	7,617,002	—	—	7,617,002
Textiles, Apparel & Luxury Goods	5,734,667	—	—	5,734,667
Total Common Stocks	243,132,832	—	—	243,132,832
Preferred Stocks	—	—	5,136,702	5,136,702
Call Options Purchased	—	53,585	—	53,585
Short-Term Investments
Investment Company	16,802,012	—	—	16,802,012
Repurchase Agreements	—	172,892	—	172,892
Total Short-Term Investments	16,802,012	172,892	—	16,974,904
Total Assets	$259,934,844	$226,477	$5,136,702	$265,298,023

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$—
Purchases	5,014,393
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation (depreciation)	122,309
Realized gains (losses)	—
Ending Balance	$5,136,702

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2014	$122,309

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014.

	Fair Value at September 30, 2014	Valuation Technique	Unobservalbe Input	Range		Selected Value/Weighted Average	Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$1,789,443	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.47	$14.47	$14.47	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9x	12.1x	9.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet & Catalog Retail
Preferred Stock	$1,729,611	Market Transaction Method	Precedent Transaction	$40.71	$40.71	$40.71	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5x	15.5x	11.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Software
Preferred Stock	$1,617,648	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42	$11.42	$11.42	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	13.9x	23.5x	23.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014